Cover	Dec. 20, 2021
Cover [Abstract]
Entity Registrant Name	Kindcard, Inc.
Entity Central Index Key	0001696025
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 20, 2021
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	333-151350
Entity Tax Identification Number	26-1679929
Entity Address Address Line 1	1001 Yamato Rd
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33946
City Area Code	888
Local Phone Number	888-0708
Security 12b Title	Common Shares
Trading Symbol	KRCD